Note 6 - Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cost, January 1, 2017	$80,713
Additions	9,923
Effect of foreign exchange	(942)
Cost, September 30, 2017	$89,694
Additions	-
Effect of foreign exchange	93
Cost, December 31, 2017	$89,787
Additions	6,039
Effect of foreign exchange	326
Cost, September 30, 2018	96,152
Accumulated depreciation, January 1, 2017	$53,225
Charge for the period	4,725
Effect of foreign exchange	(855)
Accumulated depreciation, September 30, 2017	$57,095
Charge for the period	1,919
Effect of foreign exchange	84
Accumulated depreciation, December 31, 2017	$59,098
Charge for the period	4,761
Effect of foreign exchange	299

Accumulated depreciation, September 30, 2018	$64,158

Net book value, January 1, 2017	$27,488
Net book value, September 30, 2017	$32,517
Net book value, December 31, 2017	$30,689
Net book value, September 30 , 201 8	$31,994